Financial instruments - additional information - Derecognition and collateral (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities lending and reverse repurchase agreements
Lent securities and assets subject to repurchase	£ 8,232	£ 8,545
Cash and securities collateral held or pledged under repurchase and securities lending agreements	8,733	9,086
Collateral held in respect of reverse repurchase agreements	10,550	9,319
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	2,302	1,853
Amount of collateral held	3,958	2,788
Credit risk, funding agreements and other transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	3,412	3,384
PAC with-profits fund
Securities lending and reverse repurchase agreements
Lent securities and assets subject to repurchase	8,182	8,113
Cash and securities collateral held or pledged under repurchase and securities lending agreements	£ 8,679	£ 8,653